FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Amount
Total	$ 15,000	$ 15,000
Federal Home Loan Bank Advances [Member]
Amount
2021	65,000
2022	30,000
2023	5,000
2024
2025
2026 and thereafter
Total	$ 100,000	$ 100,000
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Weighted-Average Interest Rate
2021	0.96%
2022	1.75%
2023	3.09%
2024
2025
2026 and thereafter
Interest rate	1.30%